U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 30, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        PENN Capital Funds Trust (the “Trust”)
1933 Act Registration File No. 333-200168
1940 Act Registration File No. 811-23011

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated October 31, 2020, and filed electronically as Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on October 28, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services

Enclosures